Document and Entity Information	0 Months Ended
Jan. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Amendment Flag	false
Trading Symbol	vot
Document Creation Date	Jan. 29, 2014
Document Effective Date	Jan. 30, 2014
Prospectus Date	Jan. 28, 2014